(Institutional) | (Delaware Core Plus Bond Fund)
What is the Fund's investment objective?
Delaware Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Core Plus Bond Fund)		Institutional Class (Institutional)
Management fees		0.55%
Distribution and service (12b-1) fees		none
Other expenses		0.44%
Total annual fund operating expenses		0.99%
Fee waivers and expense reimbursements	[1]	(0.34%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.65%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Core Plus Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	66	281	514	1,182

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 293% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of the Fund's net assets in fixed income securities (the 80% Policy). This is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in the 80% Policy.

The Fund will invest at least 65% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high yield securities and no more than 20% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 5% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk ��� The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk ��� The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Futures and options risk ��� The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Valuation risk ��� The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

How has Delaware Core Plus Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

On January 31, 2007, the Fund's investment objective and strategy changed from seeking high current income by investing primarily in U.S. government debt obligations to seeking maximum long-term total return by investing in U.S. investment grade bonds, corporate junk bonds, and foreign bonds.

Year-by-year total return (Institutional Class)

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 5.85%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 8.49% for the quarter ended September 30, 2009 and its lowest quarterly return was -3.43% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Core Plus Bond Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	8.14%	6.88%	6.06%
Institutional Class return after taxes on distributions	6.51%	5.03%	4.20%
Institutional Class return after taxes on distributions and sale of Fund shares	5.27%	4.77%	4.06%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	6.33%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Core Plus Bond Fund)
What is the Fund's investment objective?
Delaware Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Core Plus Bond Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Core Plus Bond Fund)		Class A	Class B	Class C	Class R
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other expenses		0.44%	0.44%	0.44%	0.44%
Total annual fund operating expenses		1.29%	1.99%	1.99%	1.59%
Fee waivers and expense reimbursements	[1]	(0.39%)	(0.34%)	(0.34%)	(0.44%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%	1.65%	1.65%	1.15%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from November 28, 2011 through November 28, 2012 to no more than 0.25% and 0.50%, respectively, of its average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Core Plus Bond Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	538	804	1,090	1,904
Class B	568	817	1,191	2,108
Class C	268	592	1,041	2,289
Class R	117	459	824	1,852

Expense Example, No Redemption (Delaware Core Plus Bond Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	168	592	1,041	2,108
Class C	168	592	1,041	2,289

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 293% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of the Fund's net assets in fixed income securities (the 80% Policy). This is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in the 80% Policy.

The Fund will invest at least 65% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high yield securities and no more than 20% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 5% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk ��� The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk ��� The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Futures and options risk ��� The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Valuation risk ��� The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

How has Delaware Core Plus Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-years or lifetime period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

On January 31, 2007, the Fund's investment objective and strategy changed from seeking high current income by investing primarily in U.S. government debt obligations to seeking maximum long-term total return by investing in U.S. investment grade bonds, corporate junk bonds, and foreign bonds.

Year-by-year total return (Class A)

As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 5.65%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.30% for the quarter ended September 30, 2009 and its lowest quarterly return was -3.49% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally assessed when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Core Plus Bond Fund) (Retail)	Label	1 Year	5 Years	10 Years	Lifetime
Class A		3.06%	5.59%	5.27%
Class A return after taxes on distributions		1.59%	3.85%	3.52%
Class A return after taxes on distributions and sale of Fund shares		1.96%	3.72%	3.44%
Class B		3.08%	5.56%	5.15%
Class C		6.07%	5.79%	5.00%
Class R	(lifetime: 6/2/03-12/31/10)	7.60%	6.37%		4.70%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	6.33%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Inflation Protected Bond Fund)
What are the Fund's investment objectives?
Delaware Inflation Protected Bond Fund seeks to provide inflation protection and current income.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Inflation Protected Bond Fund)		Institutional Class (Institutional)
Management fees		0.45%
Distribution and service (12b-1) fees		none
Other expenses		0.27%
Total annual fund operating expenses		0.72%
Fee waivers and expense reimbursements	[1]	(0.15%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.57%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Inflation Protected Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	58	215	386	880

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of its net assets in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments, and corporations, and in synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation-indexed bonds, have economic characteristics similar to inflation-indexed bonds. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in this policy. We will seek to maintain the Fund's interest rate sensitivity at a level approximating that of the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index. Subject to liquidity restrictions, the Fund may invest assets in derivative instruments that have economic characteristics that are similar to inflation-protected bonds.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Inflation Protected Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 9.61%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 5.99% for the quarter ended March 31, 2008 and its lowest quarterly return was -2.82% for the quarter ended September 30, 2009.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Inflation Protected Bond Fund) (Institutional)	1 Year	5 Years	Lifetime
Institutional Class	6.51%	5.86%	5.57%	[1]
Institutional Class return after taxes on distributions	4.84%	4.31%	3.92%	[1]
Institutional Class return after taxes on distributions and sale of Fund shares	4.65%	4.14%	3.82%	[1]
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	11.41%	4.63%	4.91%	[1]
[1]	Lifetime (12/1/04���12/31/10)

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Inflation Protected Bond Fund)
What are the Fund's investment objectives?
Delaware Inflation Protected Bond Fund seeks to provide inflation protection and current income.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Inflation Protected Bond Fund)	Class A	Class B		Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Inflation Protected Bond Fund)		Class A	Class B	Class C
Management fees		0.45%	0.45%	0.45%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.27%	0.27%	0.27%
Total annual fund operating expenses		0.97%	1.72%	1.72%
Fee waivers and expense reimbursements	[1]	(0.15%)	(0.15%)	(0.15%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.82%	1.57%	1.57%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Inflation Protected Bond Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	530	731	948	1,573
Class B	560	752	1,069	1,819
Class C	260	527	919	2,018

Expense Example, No Redemption (Delaware Inflation Protected Bond Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	160	527	919	1,819
Class C	160	527	919	2,018

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of its net assets in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments, and corporations, and in synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation-indexed bonds, have economic characteristics similar to inflation-indexed bonds. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in this policy. We will seek to maintain the Fund's interest rate sensitivity at a level approximating that of the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index. Subject to liquidity restrictions, the Fund may invest assets in derivative instruments that have economic characteristics that are similar to inflation-protected bonds.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Inflation Protected Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 9.51%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.02% for the quarter ended March 31, 2008 and its lowest quarterly return was -2.87% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally assessed when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Inflation Protected Bond Fund) (Retail)	1 Year	5 Years	Lifetime
Class A	1.47%	4.62%	4.53%	[1]
Class A return after taxes on distributions	(0.04%)	3.18%	2.97%	[1]
Class A return after taxes on distributions and sale of Fund shares	1.36%	3.12%	2.96%	[1]
Class B	1.45%	3.54%	4.58%	[1]
Class C	4.55%	4.81%	4.60%	[1]
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	11.41%	4.63%	4.91%	[1]
[1]	Lifetime (12/1/04���12/31/10)

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Core Plus Bond Fund)
What is the Fund's investment objective?
Delaware Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Core Plus Bond Fund)		Institutional Class (Institutional)
Management fees		0.55%
Distribution and service (12b-1) fees		none
Other expenses		0.44%
Total annual fund operating expenses		0.99%
Fee waivers and expense reimbursements	[1]	(0.34%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.65%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Core Plus Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	66	281	514	1,182

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 293% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of the Fund's net assets in fixed income securities (the 80% Policy). This is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in the 80% Policy.

The Fund will invest at least 65% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high yield securities and no more than 20% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 5% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk ��� The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk ��� The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Futures and options risk ��� The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Valuation risk ��� The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

How has Delaware Core Plus Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

On January 31, 2007, the Fund's investment objective and strategy changed from seeking high current income by investing primarily in U.S. government debt obligations to seeking maximum long-term total return by investing in U.S. investment grade bonds, corporate junk bonds, and foreign bonds.

Year-by-year total return (Institutional Class)

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 5.85%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 8.49% for the quarter ended September 30, 2009 and its lowest quarterly return was -3.43% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Core Plus Bond Fund) (Institutional)	1 Year	5 Years	10 Years
Institutional Class	8.14%	6.88%	6.06%
Institutional Class return after taxes on distributions	6.51%	5.03%	4.20%
Institutional Class return after taxes on distributions and sale of Fund shares	5.27%	4.77%	4.06%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	6.33%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Core Plus Bond Fund)
What is the Fund's investment objective?
Delaware Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Core Plus Bond Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Core Plus Bond Fund)		Class A	Class B	Class C	Class R
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other expenses		0.44%	0.44%	0.44%	0.44%
Total annual fund operating expenses		1.29%	1.99%	1.99%	1.59%
Fee waivers and expense reimbursements	[1]	(0.39%)	(0.34%)	(0.34%)	(0.44%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%	1.65%	1.65%	1.15%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from November 28, 2011 through November 28, 2012 to no more than 0.25% and 0.50%, respectively, of its average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Core Plus Bond Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	538	804	1,090	1,904
Class B	568	817	1,191	2,108
Class C	268	592	1,041	2,289
Class R	117	459	824	1,852

Expense Example, No Redemption (Delaware Core Plus Bond Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	168	592	1,041	2,108
Class C	168	592	1,041	2,289

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 293% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of the Fund's net assets in fixed income securities (the 80% Policy). This is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in the 80% Policy.

The Fund will invest at least 65% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high yield securities and no more than 20% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 5% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk ��� The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk ��� The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Futures and options risk ��� The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Valuation risk ��� The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

How has Delaware Core Plus Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-years or lifetime period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

On January 31, 2007, the Fund's investment objective and strategy changed from seeking high current income by investing primarily in U.S. government debt obligations to seeking maximum long-term total return by investing in U.S. investment grade bonds, corporate junk bonds, and foreign bonds.

Year-by-year total return (Class A)

As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 5.65%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.30% for the quarter ended September 30, 2009 and its lowest quarterly return was -3.49% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally assessed when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Core Plus Bond Fund) (Retail)	Label	1 Year	5 Years	10 Years	Lifetime
Class A		3.06%	5.59%	5.27%
Class A return after taxes on distributions		1.59%	3.85%	3.52%
Class A return after taxes on distributions and sale of Fund shares		1.96%	3.72%	3.44%
Class B		3.08%	5.56%	5.15%
Class C		6.07%	5.79%	5.00%
Class R	(lifetime: 6/2/03-12/31/10)	7.60%	6.37%		4.70%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	6.33%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Inflation Protected Bond Fund)
What are the Fund's investment objectives?
Delaware Inflation Protected Bond Fund seeks to provide inflation protection and current income.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Inflation Protected Bond Fund)		Institutional Class (Institutional)
Management fees		0.45%
Distribution and service (12b-1) fees		none
Other expenses		0.27%
Total annual fund operating expenses		0.72%
Fee waivers and expense reimbursements	[1]	(0.15%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.57%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Inflation Protected Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	58	215	386	880

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of its net assets in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments, and corporations, and in synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation-indexed bonds, have economic characteristics similar to inflation-indexed bonds. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in this policy. We will seek to maintain the Fund's interest rate sensitivity at a level approximating that of the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index. Subject to liquidity restrictions, the Fund may invest assets in derivative instruments that have economic characteristics that are similar to inflation-protected bonds.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Inflation Protected Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 9.61%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 5.99% for the quarter ended March 31, 2008 and its lowest quarterly return was -2.82% for the quarter ended September 30, 2009.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Inflation Protected Bond Fund) (Institutional)	1 Year	5 Years	Lifetime
Institutional Class	6.51%	5.86%	5.57%	[1]
Institutional Class return after taxes on distributions	4.84%	4.31%	3.92%	[1]
Institutional Class return after taxes on distributions and sale of Fund shares	4.65%	4.14%	3.82%	[1]
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	11.41%	4.63%	4.91%	[1]
[1]	Lifetime (12/1/04���12/31/10)

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Inflation Protected Bond Fund)
What are the Fund's investment objectives?
Delaware Inflation Protected Bond Fund seeks to provide inflation protection and current income.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retail) (Delaware Inflation Protected Bond Fund)	Class A	Class B		Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retail) (Delaware Inflation Protected Bond Fund)		Class A	Class B	Class C
Management fees		0.45%	0.45%	0.45%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.27%	0.27%	0.27%
Total annual fund operating expenses		0.97%	1.72%	1.72%
Fee waivers and expense reimbursements	[1]	(0.15%)	(0.15%)	(0.15%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.82%	1.57%	1.57%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Inflation Protected Bond Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	530	731	948	1,573
Class B	560	752	1,069	1,819
Class C	260	527	919	2,018

Expense Example, No Redemption (Delaware Inflation Protected Bond Fund) (Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	160	527	919	1,819
Class C	160	527	919	2,018

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of its net assets in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments, and corporations, and in synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation-indexed bonds, have economic characteristics similar to inflation-indexed bonds. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in this policy. We will seek to maintain the Fund's interest rate sensitivity at a level approximating that of the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index. Subject to liquidity restrictions, the Fund may invest assets in derivative instruments that have economic characteristics that are similar to inflation-protected bonds.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Inflation Protected Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 9.51%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.02% for the quarter ended March 31, 2008 and its lowest quarterly return was -2.87% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally assessed when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Inflation Protected Bond Fund) (Retail)	1 Year	5 Years	Lifetime
Class A	1.47%	4.62%	4.53%	[1]
Class A return after taxes on distributions	(0.04%)	3.18%	2.97%	[1]
Class A return after taxes on distributions and sale of Fund shares	1.36%	3.12%	2.96%	[1]
Class B	1.45%	3.54%	4.58%	[1]
Class C	4.55%	4.81%	4.60%	[1]
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	11.41%	4.63%	4.91%	[1]
[1]	Lifetime (12/1/04���12/31/10)

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Shareholder Fees ((Retail))	0 Months Ended
	Nov. 28, 2011
(Retail) | (Delaware Core Plus Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Core Plus Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
(Retail) | (Delaware Core Plus Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
(Retail) | (Delaware Core Plus Bond Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Inflation Protected Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]

[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual Fund Operating Expenses	0 Months Ended
	Nov. 28, 2011
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.44%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.34%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
(Retail) | (Delaware Core Plus Bond Fund) | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.44%
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	(0.39%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
(Retail) | (Delaware Core Plus Bond Fund) | Class B
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.44%
Total annual fund operating expenses	1.99%
Fee waivers and expense reimbursements	(0.34%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Retail) | (Delaware Core Plus Bond Fund) | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.44%
Total annual fund operating expenses	1.99%
Fee waivers and expense reimbursements	(0.34%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Retail) | (Delaware Core Plus Bond Fund) | Class R
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.44%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.44%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.72%
Fee waivers and expense reimbursements	(0.15%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.57%
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.15%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%
(Retail) | (Delaware Inflation Protected Bond Fund) | Class B
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	1.72%
Fee waivers and expense reimbursements	(0.15%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.57%
(Retail) | (Delaware Inflation Protected Bond Fund) | Class C
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	1.72%
Fee waivers and expense reimbursements	(0.15%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.57%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from November 28, 2011 through November 28, 2012 to no more than 0.25% and 0.50%, respectively, of its average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.
[3]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Annual Total Returns	0 Months Ended
Nov. 28, 2011
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	7.50%
Annual Return 2002	10.21%
Annual Return 2003	2.40%
Annual Return 2004	4.13%
Annual Return 2005	2.25%
Annual Return 2006	3.32%
Annual Return 2007	5.33%
Annual Return 2008	(1.26%)
Annual Return 2009	20.03%
Annual Return 2010	8.14%
(Retail) | (Delaware Core Plus Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	7.19%
Annual Return 2002	9.88%
Annual Return 2003	2.09%
Annual Return 2004	3.82%
Annual Return 2005	1.94%
Annual Return 2006	3.01%
Annual Return 2007	5.06%
Annual Return 2008	(1.65%)
Annual Return 2009	19.75%
Annual Return 2010	7.88%
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2005	2.65%
Annual Return 2006	0.67%
Annual Return 2007	11.48%
Annual Return 2008	0.25%
Annual Return 2009	10.96%
Annual Return 2010	6.51%
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A
Bar Chart Table:
Annual Return 2005	2.50%
Annual Return 2006	0.46%
Annual Return 2007	11.05%
Annual Return 2008	0.05%
Annual Return 2009	10.63%
Annual Return 2010	6.27%

Average Annual Total Returns	0 Months Ended
	Nov. 28, 2011
(Institutional) | (Delaware Core Plus Bond Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.93%
5 Years	4.97%
10 Years	6.33%
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class
Average Annual Return:
1 Year	8.14%
5 Years	6.88%
10 Years	6.06%
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	6.51%
5 Years	5.03%
10 Years	4.20%
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.27%
5 Years	4.77%
10 Years	4.06%
(Retail) | (Delaware Core Plus Bond Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.93%
5 Years	4.97%
10 Years	6.33%
(Retail) | (Delaware Core Plus Bond Fund) | Class A
Average Annual Return:
1 Year	3.06%
5 Years	5.59%
10 Years	5.27%
(Retail) | (Delaware Core Plus Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	1.59%
5 Years	3.85%
10 Years	3.52%
(Retail) | (Delaware Core Plus Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.96%
5 Years	3.72%
10 Years	3.44%
(Retail) | (Delaware Core Plus Bond Fund) | Class B
Average Annual Return:
1 Year	3.08%
5 Years	5.56%
10 Years	5.15%
(Retail) | (Delaware Core Plus Bond Fund) | Class C
Average Annual Return:
1 Year	6.07%
5 Years	5.79%
10 Years	5.00%
(Retail) | (Delaware Core Plus Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/10)
1 Year	7.60%
5 Years	6.37%
Lifetime	4.70%
(Institutional) | (Delaware Inflation Protected Bond Fund) | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.41%
5 Years	4.63%
Lifetime	4.91%	[1]
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class
Average Annual Return:
1 Year	6.51%
5 Years	5.86%
Lifetime	5.57%	[1]
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	4.84%
5 Years	4.31%
Lifetime	3.92%	[1]
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.65%
5 Years	4.14%
Lifetime	3.82%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.41%
5 Years	4.63%
Lifetime	4.91%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A
Average Annual Return:
1 Year	1.47%
5 Years	4.62%
Lifetime	4.53%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(0.04%)
5 Years	3.18%
Lifetime	2.97%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.36%
5 Years	3.12%
Lifetime	2.96%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class B
Average Annual Return:
1 Year	1.45%
5 Years	3.54%
Lifetime	4.58%	[1]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class C
Average Annual Return:
1 Year	4.55%
5 Years	4.81%
Lifetime	4.60%	[1]

[1]	Lifetime (12/1/04���12/31/10)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	Delaware Group Government Fund
Central Index Key	dei_EntityCentralIndexKey	0000769220
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2011
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
(Institutional) | (Delaware Core Plus Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 293% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	293.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Manager will invest at least 80% of the Fund's net assets in fixed income securities (the 80% Policy). This is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in the 80% Policy.

The Fund will invest at least 65% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high yield securities and no more than 20% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 5% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk ��� The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk ��� The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Futures and options risk ��� The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Valuation risk ��� The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Core Plus Bond Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

On January 31, 2007, the Fund's investment objective and strategy changed from seeking high current income by investing primarily in U.S. government debt obligations to seeking maximum long-term total return by investing in U.S. investment grade bonds, corporate junk bonds, and foreign bonds.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 362-7500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 5.85%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 8.49% for the quarter ended September 30, 2009 and its lowest quarterly return was -3.43% for the quarter ended September 30, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Core Plus Bond Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	4.97%
10 Years	rr_AverageAnnualReturnYear10	6.33%
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	514
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,182
Annual Return 2001	rr_AnnualReturn2001	7.50%
Annual Return 2002	rr_AnnualReturn2002	10.21%
Annual Return 2003	rr_AnnualReturn2003	2.40%
Annual Return 2004	rr_AnnualReturn2004	4.13%
Annual Return 2005	rr_AnnualReturn2005	2.25%
Annual Return 2006	rr_AnnualReturn2006	3.32%
Annual Return 2007	rr_AnnualReturn2007	5.33%
Annual Return 2008	rr_AnnualReturn2008	(1.26%)
Annual Return 2009	rr_AnnualReturn2009	20.03%
Annual Return 2010	rr_AnnualReturn2010	8.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 5.85%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 8.49% for the quarter ended September 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.43% for the quarter ended September 30, 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.43%)
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	6.88%
10 Years	rr_AverageAnnualReturnYear10	6.06%
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	4.20%
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.27%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	4.06%
(Retail) | (Delaware Core Plus Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 293% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	293.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Manager will invest at least 80% of the Fund's net assets in fixed income securities (the 80% Policy). This is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in the 80% Policy.

The Fund will invest at least 65% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high yield securities and no more than 20% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 5% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk ��� The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk ��� The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Futures and options risk ��� The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Valuation risk ��� The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Core Plus Bond Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-years or lifetime period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

On January 31, 2007, the Fund's investment objective and strategy changed from seeking high current income by investing primarily in U.S. government debt obligations to seeking maximum long-term total return by investing in U.S. investment grade bonds, corporate junk bonds, and foreign bonds.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 5.65%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.30% for the quarter ended September 30, 2009 and its lowest quarterly return was -3.49% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally assessed when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Core Plus Bond Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	4.97%
10 Years	rr_AverageAnnualReturnYear10	6.33%
(Retail) | (Delaware Core Plus Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	804
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,090
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,904
Annual Return 2001	rr_AnnualReturn2001	7.19%
Annual Return 2002	rr_AnnualReturn2002	9.88%
Annual Return 2003	rr_AnnualReturn2003	2.09%
Annual Return 2004	rr_AnnualReturn2004	3.82%
Annual Return 2005	rr_AnnualReturn2005	1.94%
Annual Return 2006	rr_AnnualReturn2006	3.01%
Annual Return 2007	rr_AnnualReturn2007	5.06%
Annual Return 2008	rr_AnnualReturn2008	(1.65%)
Annual Return 2009	rr_AnnualReturn2009	19.75%
Annual Return 2010	rr_AnnualReturn2010	7.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 5.65%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 8.30% for the quarter ended September 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.49% for the quarter ended September 30, 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.49%)
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	5.27%
(Retail) | (Delaware Core Plus Bond Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	3.52%
(Retail) | (Delaware Core Plus Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.96%
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	3.44%
(Retail) | (Delaware Core Plus Bond Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	568
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,108
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	592
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,108
1 Year	rr_AverageAnnualReturnYear01	3.08%
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	5.15%
(Retail) | (Delaware Core Plus Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,289
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	592
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,289
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	5.00%
(Retail) | (Delaware Core Plus Bond Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,852
Label	rr_AverageAnnualReturnLabel	(lifetime: 6/2/03-12/31/10)
1 Year	rr_AverageAnnualReturnYear01	7.60%
5 Years	rr_AverageAnnualReturnYear05	6.37%
Lifetime	rr_AverageAnnualReturnSinceInception	4.70%
(Institutional) | (Delaware Inflation Protected Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What are the Fund's investment objectives?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Inflation Protected Bond Fund seeks to provide inflation protection and current income.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Manager will invest at least 80% of its net assets in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments, and corporations, and in synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation-indexed bonds, have economic characteristics similar to inflation-indexed bonds. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in this policy. We will seek to maintain the Fund's interest rate sensitivity at a level approximating that of the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index. Subject to liquidity restrictions, the Fund may invest assets in derivative instruments that have economic characteristics that are similar to inflation-protected bonds.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Inflation Protected Bond Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 362-7500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 9.61%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 5.99% for the quarter ended March 31, 2008 and its lowest quarterly return was -2.82% for the quarter ended September 30, 2009.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Institutional) | (Delaware Inflation Protected Bond Fund) | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	4.63%
Lifetime	rr_AverageAnnualReturnSinceInception	4.91%	[6]
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	880
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	0.67%
Annual Return 2007	rr_AnnualReturn2007	11.48%
Annual Return 2008	rr_AnnualReturn2008	0.25%
Annual Return 2009	rr_AnnualReturn2009	10.96%
Annual Return 2010	rr_AnnualReturn2010	6.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 9.61%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 5.99% for the quarter ended March 31, 2008
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.82% for the quarter ended September 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.82%)
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	5.86%
Lifetime	rr_AverageAnnualReturnSinceInception	5.57%	[6]
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Lifetime	rr_AverageAnnualReturnSinceInception	3.92%	[6]
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.65%
5 Years	rr_AverageAnnualReturnYear05	4.14%
Lifetime	rr_AverageAnnualReturnSinceInception	3.82%	[6]
(Retail) | (Delaware Inflation Protected Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What are the Fund's investment objectives?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Inflation Protected Bond Fund seeks to provide inflation protection and current income.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Manager will invest at least 80% of its net assets in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments, and corporations, and in synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation-indexed bonds, have economic characteristics similar to inflation-indexed bonds. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change in this policy. We will seek to maintain the Fund's interest rate sensitivity at a level approximating that of the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index. Subject to liquidity restrictions, the Fund may invest assets in derivative instruments that have economic characteristics that are similar to inflation-protected bonds.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Bank loans and other indebtedness risk ��� The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk ��� The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk ��� The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Inflation Protected Bond Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 9.51%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.02% for the quarter ended March 31, 2008 and its lowest quarterly return was -2.87% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally assessed when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Retail) | (Delaware Inflation Protected Bond Fund) | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	4.63%
Lifetime	rr_AverageAnnualReturnSinceInception	4.91%	[6]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	530
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	731
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	948
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,573
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	0.46%
Annual Return 2007	rr_AnnualReturn2007	11.05%
Annual Return 2008	rr_AnnualReturn2008	0.05%
Annual Return 2009	rr_AnnualReturn2009	10.63%
Annual Return 2010	rr_AnnualReturn2010	6.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 9.51%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 6.02% for the quarter ended March 31, 2008
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.87% for the quarter ended September 30, 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.87%)
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	4.62%
Lifetime	rr_AverageAnnualReturnSinceInception	4.53%	[6]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	3.18%
Lifetime	rr_AverageAnnualReturnSinceInception	2.97%	[6]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.36%
5 Years	rr_AverageAnnualReturnYear05	3.12%
Lifetime	rr_AverageAnnualReturnSinceInception	2.96%	[6]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	560
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	752
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,819
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	527
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	919
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,819
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	3.54%
Lifetime	rr_AverageAnnualReturnSinceInception	4.58%	[6]
(Retail) | (Delaware Inflation Protected Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	527
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	919
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,018
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	527
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	919
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,018
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	4.81%
Lifetime	rr_AverageAnnualReturnSinceInception	4.60%	[6]
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from November 28, 2011 through November 28, 2012 to no more than 0.25% and 0.50%, respectively, of its average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.
[3]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from November 28, 2011 through November 28, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[6]	Lifetime (12/1/04���12/31/10)